SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings per Share
Anti-dilutive stock options and awards/units outstanding (in shares)	605	1,295	1,784
Potential dilutive ordinary shares	1,400	0	0
Net income (loss) attributable to UTStarcom Holdings Corp.	$ 290	$ (27,158)	$ (30,264)
Weighted average shares outstanding-Diluted	36,402	37,003	37,380
Net income (loss) per shares attributable to UTStarcom Holdings Corp.--Diluted	$ 0.01	$ (0.74)	$ (0.81)
Stock options and awards/units
Earnings per Share
Anti-dilutive stock options and awards/units outstanding (in shares)	605	1,295	1,784